Retirement Benefits Net Periodic Benefit Cost Not Yet Recognized (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Net actuarial loss	$ (10.2)	$ (19.3)
Deferred income taxes	4.3	7.6
Net amount recognized in accumulated other comprehensive loss	$ (5.9)	$ (11.7)